Details of the NovAlix transaction - Narrative (Details) - Drug discovery collaboration transaction with NovAliX - EUR (€)	Jun. 30, 2023	Dec. 31, 2024
Ifrs Collaborative Arrangement And Arrangements Other Than Collaborative [Line Items]
Consideration	€ 0
Term of collaboration agreement	5 years
Total commitment	€ 73,800,000	€ 41,600,000
Collaboration agreement advances to be released classed as other current assets		2,700,000
Collaboration agreement advances to be released classed as non-current asset		2,900,000
Upfront payment made.	€ 8,300,000
Remaining part of upfront payment to be released - current		2,200,000
Remaining part of upfront payment to be released - Noncurrent		€ 2,600,000